Business Combinations	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Business Combinations

3.   Business Combinations

Merger with Capella Education Company

On August 1, 2018, the Company completed its merger with CEC and its wholly-owned subsidiaries, pursuant to a merger agreement dated October 29, 2017. The merger enabled the Company to become a national leader in education innovation that improves affordability and enhances career outcomes by offering complementary programs and sharing academic and technological best practices, through a best-in-class corporate platform supporting two independent universities.

Pursuant to the merger agreement, the Company issued 0.875 shares of the Company’s common stock for each issued and outstanding share of CEC common stock. Outstanding equity awards held by existing CEC employees and certain non-employee directors of CEC were assumed by the Company and converted into comparable Company awards at the exchange ratio. Outstanding equity awards held by CEC non-employee directors who did not serve as directors of the Company after completion of the merger were converted to Company awards and settled. Outstanding equity awards held by former CEC employees were settled upon completion of the merger in exchange for cash payments as specified in the merger agreement.

The following table summarizes the components of the aggregate consideration transferred for the acquisition of CEC (in thousands):

Fair value of Company common stock issued in exchange for CEC outstanding shares(1)	$1,209,483
Fair value of Company equity-based awards issued in exchange for CEC equity-based awards	27,478
Total fair value of consideration transferred	$1,236,961
(1)	The Company issued 10,263,775 common shares at a market price of $117.84 in exchange for each issued and outstanding share of CEC common stock.

The Company applied the acquisition method of accounting to CEC’s business, whereby the excess of the acquisition date fair value of consideration transferred over the fair value of identifiable net assets was allocated to goodwill. Goodwill reflects workforce and synergies expected from cost savings, operations, and revenue enhancements of the combined company that are expected to result from the acquisition. The goodwill recorded as part of the merger was allocated to the Strayer University and Capella University reportable segments in the amount of $330.6 million and $394.7 million, respectively, and is not deductible for tax purposes.

The Company incurred $20.1 million of acquisition-related costs which were recognized in Merger and integration costs in the consolidated statements of income. Issuance costs of $0.1 million were recognized in additional paid-in capital in the consolidated balance sheets.

During the year ended December 31, 2019, the Company finalized the fair value of assets acquired and liabilities assumed. Measurement period adjustments were reflected in the periods in which the adjustments occurred. During the three months ended December 31, 2018, the Company recorded measurement period adjustments that reduced cash and cash equivalents, other assets, and deferred income taxes by $0.5 million, $1.4 million, and $0.1 million, respectively. These adjustments resulted in a $1.8 million increase to goodwill recognized in connection with the CEC merger during the three months ended December 31, 2018.

During the year ended December 31, 2019, the Company recorded measurement period adjustments that reduced deferred income taxes and current assets by $3.8 million and $1.9 million, respectively, and increased current liabilities and long-term liabilities by $1.3 million and $0.1 million, respectively. These adjustments resulted in a $0.5 million decrease to goodwill recognized in connection with the CEC merger during the year ended December 31, 2019. All measurement period adjustments are reflected in the fair value of assets acquired and liabilities assumed in the table below.

The fair value of assets acquired and liabilities assumed, as well as a reconciliation to consideration transferred is presented in the table below (in thousands):

Cash and cash equivalents	$167,859
Marketable securities	31,419
Tuition receivable	36,716
Income tax receivable	163
Other current assets	9,041
Marketable securities, non-current	34,700
Property and equipment, net	53,182
Other assets	14,556
Intangible assets	349,800
Goodwill	725,275
Total assets acquired	1,422,711
Accounts payable and accrued expenses	(48,103)
Contract liabilities	(39,000)
Deferred income taxes	(96,320)
Other long-term liabilities	(2,327)
Total liabilities assumed	(185,750)
Total consideration	$1,236,961

The table below presents a summary of intangible assets acquired (in thousands) and the weighted average useful lives of these assets:

		Weighted
		Average
		Useful Life in
	Fair Value	Years
Trade names	$183,800	Indefinite
Student relationships	166,000	3
	$349,800

The Company determined the fair value of assets acquired and liabilities assumed based on assumptions that reasonable market participants would use while employing the concept of highest and best use of the assets and liabilities. The Company utilized the following assumptions, some of which include significant unobservable inputs which would qualify the valuations as Level 3 measurements, and valuation methodologies to determine fair value:

●	Intangible assets - To determine the fair value of the trade name, the Company used the relief from royalty approach. The excess earnings method was used to estimate the fair value of student relationships.
●	Property and equipment - Included in property and equipment is course content of $14.0 million, valued using the relief from royalty approach, and internally developed software of $5.0 million, valued using the cost approach. Each will be amortized over three years. All other property and equipment was valued at estimated cost.
●	Contract liabilities - The Company estimated the fair value of contract liabilities using the cost build-up method, which represents the cost to deliver the services plus a normal profit margin.
●	Other current and noncurrent assets and liabilities - The carrying value of all other assets and liabilities approximated fair value at the time of acquisition.

The operations of CEC were included in the consolidated financial statements as of the acquisition date. The revenue and net loss for CEC reported within the consolidated statements of income for the year ended December 31, 2018 were $160.4 million and $39.6 million, respectively.

Pro Forma Financial information

The following unaudited pro forma information has been presented as if the CEC acquisition occurred on January 1, 2017. The information is based on the historical results of operations of the acquired business, adjusted for:

●	The allocation of purchase price and related adjustments, including the adjustments to amortization expense related to the fair value of intangible assets acquired;
●	The exclusion of acquisition-related costs incurred during the years ended December 31, 2017 and 2018;
●	Associated tax-related impacts of adjustments; and
●	Changes to align accounting policies.

The pro forma results do not necessarily represent what would have occurred if the acquisition had actually taken place on January 1, 2017, nor do they represent the results that may occur in the future. The pro forma adjustments are based on available information and upon assumptions the Company believes are reasonable to reflect the impact of this acquisition on the Company’s historical financial information on a supplemental pro forma basis. The following table presents the Company’s pro forma combined revenues and net income (in thousands). Pro forma results for the year ended December 31, 2019 are not presented below because the results of CEC are included in the Company’s December 31, 2019 consolidated statement of income.

	Pro Forma Combined
	Year Ended December	Year Ended December
	31, 2017	31, 2018
Revenue	$895,262	$923,945
Net Income	16,364	41,058

Acquisition of New York Code and Design Academy

On January 13, 2016, the Company acquired all of the outstanding stock of the New York Code and Design Academy, Inc., a provider of web and application software development courses based in New York City. The purchase price included contingent cash payments of up to $12.5 million payable based on NYCDA’s results of operations over 5 years (the “Earnout”). In 2017, the Company recorded a $7.8 million fair value adjustment to reduce the Earnout liability to zero as the Company estimated that no amounts under the Earnout would be paid. The Earnout fair value adjustment is included in the Fair value adjustments and impairment of intangible assets line on the consolidated statements of income. No fair value adjustments were recorded to the Earnout liability in the years ended December 31, 2018 and 2019. The maximum possible amount that could still be paid under the Earnout is $11.5 million.